MANAGING CAPITAL (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities
2017 Derivative warrant liability			$ 190,303
2020 Convertible notes and warrants and derivative warrant liabilities	$ 1,522,054
Equity	1,977,517	$ (14,445,765)	(8,332,838)	$ (35,200,448)
Capital	9,694,928	(219,904)	6,284,498
2017 Convertible notes
Disclosure of contingent liabilities
Convertible Note		5,400,189	$ 14,617,336
2019 Convertible notes
Disclosure of contingent liabilities
Convertible Note	6,195,357	$ 9,265,480
2020 Convertible notes
Disclosure of contingent liabilities
2020 Convertible notes and warrants and derivative warrant liabilities	$ 1,522,054